Debt (Details 17) (USD $)	12 Months Ended			0 Months Ended				1 Months Ended	0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014 aircraft	Apr. 05, 2013	Feb. 23, 2012 aircraft subsidiary	Dec. 31, 2014 aircraft	Dec. 31, 2013 aircraft	May 31, 2013	Apr. 12, 2012	Dec. 31, 2011
Debt
Remaining outstanding principal amount			$ 23,276,335,000			$ 23,276,335,000
Predecessor
Debt
Write Off of Deferred Debt Issuance Cost and Unamortized Debt Discount	17,695,000	22,934,000
Secured debt financing
Debt
Remaining outstanding principal amount			7,600,000,000			7,600,000,000
Number of aircraft designated as collateral			464
Secured debt financing | Predecessor
Debt
Remaining outstanding principal amount	8,207,849,000						8,207,849,000
Secured debt financing | Vancouver Facility, 2012 term loan maturing on June 30, 2017 | Predecessor
Debt
Debt prepaid				150,000,000
Write off of unamortized deferred financing costs				2,900,000
Secured debt financing | Vancouver Facility, 2012 term loan maturing on June 30, 2017 | Non-restricted subsidiary | Predecessor
Debt
Number of subsidiaries entered into loan agreement					1
Debt issued amount					900,000,000
Number of aircraft designated as collateral					62
Appraised value										1,660,000,000
Loan-to-value ratio (as a percent)					54.00%
Secured debt financing | Vancouver Facility, 2012 term loan maturing on June 30, 2017 | Non-restricted subsidiary | Maximum
Debt
Required loan-to-value ratio (as a percent)			63.00%			63.00%
Secured debt financing | Vancouver Facility, 2012 term loan maturing on June 30, 2017 | Non-restricted subsidiary | Maximum | Predecessor
Debt
Required loan-to-value ratio (as a percent)	63.00%						63.00%
Secured debt financing | Vancouver Facility, 2012 term loan maturing on June 30, 2017 | LIBOR | Non-restricted subsidiary | Predecessor
Debt
Variable rate basis					LIBOR
Margin added to variable rate basis (as a percent)					4.00%
Interest rate floor (as a percent)					1.00%
Secured debt financing | Vancouver Facility, 2012 term loan maturing on June 30, 2017 | Base rate | Non-restricted subsidiary | Predecessor
Debt
Variable rate basis					base rate
Margin added to variable rate basis (as a percent)					3.00%
Secured debt financing | Vancouver Facility, amended 2012 term loan maturing June 30, 2017 | Non-restricted subsidiary
Debt
Remaining outstanding principal amount			750,000,000			750,000,000
Number of aircraft designated as collateral						56
Appraised value			1,230,000,000			1,230,000,000
Loan-to-value ratio (as a percent)			61.20%			61.20%
Secured debt financing | Vancouver Facility, amended 2012 term loan maturing June 30, 2017 | Non-restricted subsidiary | Predecessor
Debt
Remaining outstanding principal amount				750,000,000
Number of aircraft designated as collateral							52
Appraised value	1,220,000,000						1,220,000,000
Loan-to-value ratio (as a percent)	61.50%						61.50%
Secured debt financing | Vancouver Facility, amended 2012 term loan maturing June 30, 2017 | LIBOR | Non-restricted subsidiary
Debt
Variable rate basis						LIBOR
Margin added to variable rate basis (as a percent)						2.75%
Interest rate floor (as a percent)			0.75%			0.75%
Secured debt financing | Vancouver Facility, amended 2012 term loan maturing June 30, 2017 | LIBOR | Non-restricted subsidiary | Predecessor
Debt
Variable rate basis				LIBOR
Margin added to variable rate basis (as a percent)				2.75%
Interest rate floor (as a percent)				0.75%
Secured debt financing | Vancouver Facility, amended 2012 term loan maturing June 30, 2017 | Base rate | Non-restricted subsidiary
Debt
Variable rate basis						base rate
Margin added to variable rate basis (as a percent)						1.75%
Secured debt financing | Vancouver Facility, amended 2012 term loan maturing June 30, 2017 | Base rate | Non-restricted subsidiary | Predecessor
Debt
Variable rate basis				base rate
Margin added to variable rate basis (as a percent)				1.75%
Secured debt financing | 2012 term loan, maturing on April 12, 2016 | Predecessor
Debt
Write Off of Deferred Debt Issuance Cost and Unamortized Debt Discount								12,300,000
Secured debt financing | 2012 term loan, maturing on April 12, 2016 | Non-restricted subsidiary | Predecessor
Debt
Number of subsidiaries entered into loan agreement									1
Debt issued amount									550,000,000
Secured debt financing | 2012 term loan, maturing on April 12, 2016 | LIBOR | Non-restricted subsidiary | Predecessor
Debt
Variable rate basis									LIBOR
Margin added to variable rate basis (as a percent)									3.75%
Interest rate floor (as a percent)									1.00%